Fees Summary	Oct. 30, 2025 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus is a final prospectus for the related offering.
Narrative - Max Aggregate Offering Price	$ 21,181,640.00
Final Prospectus	true